Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ thousands)	Balance Sheet Classification	2020	2019
Assets:
Operating ROU asset	Operating lease right-of-use assets	288,196	296,751
Finance ROU asset, net (1)	Other non-current assets	32,739	35,441
Total lease assets		320,935	332,192

Liabilities:
Operating lease liability, current	Other current liabilities	44,263	43,902
Finance lease liability, current	Other current liabilities	10,944	8,680
Operating lease liability, non-current	Operating lease liabilities	266,227	272,350
Finance lease liability, non-current	Other non-current liabilities	30,854	36,240
Total lease liabilities		352,288	361,172
(1) Finance ROU assets are recorded net of accumulated amortization of $15.7 million and $6.8 million at December 31, 2020 and December 31, 2019, respectively

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2020	2019
Weighted-Average Remaining Lease Term (in years)
Operating leases	8.32	8.80
Finance leases	5.13	6.01
Weighted-Average Discount Rate
Operating leases	7.01%	7.74%
Finance leases	5.16%	5.45%

Components of lease expense are as follows:

	For the year ended December 31,
($ thousands)	2020	2019
Operating lease costs	72,025	75,586
Finance lease costs (1)	11,451	10,341
Variable lease costs (2)	22,587	22,163
(1) Finance lease costs include amortization of ROU assets of $9.3 million and $7.8 million for the years ended December 31, 2020 and 2019, respectively and interest on lease liabilities of $2.1 million and $2.5 million for the years ended December 31, 2020 and 2019, respectively
(2) Variable lease costs include immaterial amounts related to short-term leases and sublease income
Maturities of operating and finance lease liabilities at December 31, 2020 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total (1)
2021	63,964	12,729	76,693
2022	55,090	9,678	64,768
2023	49,383	6,983	56,366
2024	44,515	5,309	49,824
2025	38,697	4,985	43,682
Thereafter	171,168	8,150	179,318
Total lease payments	422,817	47,834	470,651
Less: Imputed interest	(112,327)	(6,036)	(118,363)
Present value of lease liabilities	310,490	41,798	352,288
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	67,731	74,175
Finance cash flows from finance leases	9,761	7,632

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	34,385	12,914
Finance leases	6,359	9,441

We adopted ASC 842 as of January 1, 2019 which is an update to ASC 840, the lease accounting standard in place through December 31, 2018. Rent and lease expense under ASC 840 was $81.5 million for the year ended December 31, 2018 and included contingent rent payments of $0.8 million for the year ended December 31, 2018.

Lessor

We have various arrangements for lottery and commercial gaming equipment under which we are the lessor. These leases generally meet the criteria for operating lease classification. Lease income for operating leases is included within service revenue, while lease income for sales type leases is included predominately within product sales, in the consolidated statements of operations. Total lease income was approximately 7% and 8% of total revenue for the years ended December 31, 2020 and 2019, respectively.

Leases	Leases
Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset. Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord.

The classification of our operating and finance leases in the consolidated balance sheets is as follows:

		December 31,
($ thousands)	Balance Sheet Classification	2020	2019
Assets:
Operating ROU asset	Operating lease right-of-use assets	288,196	296,751
Finance ROU asset, net (1)	Other non-current assets	32,739	35,441
Total lease assets		320,935	332,192

Liabilities:
Operating lease liability, current	Other current liabilities	44,263	43,902
Finance lease liability, current	Other current liabilities	10,944	8,680
Operating lease liability, non-current	Operating lease liabilities	266,227	272,350
Finance lease liability, non-current	Other non-current liabilities	30,854	36,240
Total lease liabilities		352,288	361,172
(1) Finance ROU assets are recorded net of accumulated amortization of $15.7 million and $6.8 million at December 31, 2020 and December 31, 2019, respectively

Weighted-average lease terms and discount rates are as follows:

	December 31,
	2020	2019
Weighted-Average Remaining Lease Term (in years)
Operating leases	8.32	8.80
Finance leases	5.13	6.01
Weighted-Average Discount Rate
Operating leases	7.01%	7.74%
Finance leases	5.16%	5.45%

Components of lease expense are as follows:

	For the year ended December 31,
($ thousands)	2020	2019
Operating lease costs	72,025	75,586
Finance lease costs (1)	11,451	10,341
Variable lease costs (2)	22,587	22,163
(1) Finance lease costs include amortization of ROU assets of $9.3 million and $7.8 million for the years ended December 31, 2020 and 2019, respectively and interest on lease liabilities of $2.1 million and $2.5 million for the years ended December 31, 2020 and 2019, respectively
(2) Variable lease costs include immaterial amounts related to short-term leases and sublease income
Maturities of operating and finance lease liabilities at December 31, 2020 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total (1)
2021	63,964	12,729	76,693
2022	55,090	9,678	64,768
2023	49,383	6,983	56,366
2024	44,515	5,309	49,824
2025	38,697	4,985	43,682
Thereafter	171,168	8,150	179,318
Total lease payments	422,817	47,834	470,651
Less: Imputed interest	(112,327)	(6,036)	(118,363)
Present value of lease liabilities	310,490	41,798	352,288
(1) The maturities above exclude leases that have not yet commenced and such leases are not material in the aggregate

Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	67,731	74,175
Finance cash flows from finance leases	9,761	7,632

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	34,385	12,914
Finance leases	6,359	9,441

We adopted ASC 842 as of January 1, 2019 which is an update to ASC 840, the lease accounting standard in place through December 31, 2018. Rent and lease expense under ASC 840 was $81.5 million for the year ended December 31, 2018 and included contingent rent payments of $0.8 million for the year ended December 31, 2018.

Lessor

We have various arrangements for lottery and commercial gaming equipment under which we are the lessor. These leases generally meet the criteria for operating lease classification. Lease income for operating leases is included within service revenue, while lease income for sales type leases is included predominately within product sales, in the consolidated statements of operations. Total lease income was approximately 7% and 8% of total revenue for the years ended December 31, 2020 and 2019, respectively.